Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 131,465	$ 146,045
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	34,990	31,627
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	32,986	36,225
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	28,220	31,487
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	13,291	19,785
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	9,943	11,463
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 12,035	$ 15,458